Description of Business	12 Months Ended
Dec. 31, 2017
DESCRIPTION OF BUSINESS [Abstract]
Description of Business

NOTE 1 – DESCRIPTION OF BUSINESS

Navios Maritime Partners L.P. (“Navios Partners” or the “Company”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”), was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest in Navios Partners.

Navios Partners is engaged in the seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”), from its offices in Piraeus, Greece, Singapore and Monaco.

Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:

(a) a management agreement with the Manager (the “Management Agreement”), pursuant to which the Manager provides Navios Partners commercial and technical management services;

(b) an administrative services agreement with the Manager (the “Administrative Services Agreement”), pursuant to which the Manager provides Navios Partners administrative services; and

(c) an omnibus agreement with Navios Holdings (the “Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.

As of December 31, 2017, there were outstanding: 147,797,720 common units and 3,016,284 general partnership units. As of December 31, 2017, Navios Holdings owned a 20.8% interest in Navios Partners, which included a 2.0% general partner interest.

Navios Containers

Navios Maritime Containers Inc. (“Navios Containers”), an affiliate of the Company, was established in the Republic of the Marshall Islands on April 28, 2017. The Company is a growth vehicle dedicated to the container sector of the maritime industry. On June 12, 2017, Navios Containers also registered and began trading on the Norwegian Over-The-Counter Market under the ticker NMCI.

On June 8, 2017, Navios Containers closed its private placement and issued 10,057,645 shares for total gross proceeds of $50,288 at a subscription price of $5.00 per share. Navios Partners invested $30,000 and received 59.7% of the equity, and Navios Holdings invested $5,000 and received 9.9% of the equity of Navios Containers. Each of Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. Navios Containers used the proceeds to acquire five 4,250 TEU vessels from Navios Partners for a total purchase price of $64,000. These vessels, first acquired by Navios Partners from Rickmers Maritime Trust Pte. (“Rickmers Trust”), are employed on charters with a net daily charter rate of $26,850. The charters expire in 2018 and early 2019. In addition, Navios Containers acquired all the rights under the acquisition agreements entered into between Navios Partners and Rickmers Trust to purchase the remaining nine vessels (the “RMT Fleet”) in the original 14-vessel container fleet.

On August 29, 2017, Navios Containers closed its private placement of 10,000,000 shares at a subscription price of $5.00 per share, resulting in gross proceeds of $50,000. Navios Partners invested $10,000 and received 2,000,000 shares. Navios Partners and Navios Holdings also received warrants, with a five-year term, for 6.8% and 1.7% of the equity, respectively. As a result, from August 29, 2017, Navios Containers is considered an affiliate entity and the investment in Navios Containers is accounted for under the equity method due to the Company’s significant influence over Navios Containers (see Note 3 – Acquisition/Deconsolidation).

On November 9, 2017, Navios Containers closed a private placement of 9,090,909 shares at a subscription price of $5.50 per share, resulting in gross proceeds of approximately $50,000. Navios Partners invested $10,000 and received 1,818,182 shares. Navios Partners also received warrants, with a five-year term, for 6.8% of the newly issued equity.

In connection with the Navios Containers’ deconsolidation, the Company recognized an amount of $174 related to the dilution gain of its investment in Navios Containers. The amount was recognized in the Statements of Operations under the caption of “Equity in net earnings of affiliated companies” for the year ended December 31, 2017.

As of December 31, 2017, Navios Partners held 9,818,182 common shares and received 33.7% of the equity, and Navios Holdings held 1,000,000 common shares and received 3.4% of the equity of Navios Containers.